Property, plant and equipment (Details Narrative)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Leasehold property carrying amount	$ 509,571	$ 649,091		$ 605,554
Carrying Amounts [member]
IfrsStatementLineItems [Line Items]
Leasehold property carrying amount	$ 509,571	649,091	$ 475,392	605,554
Carrying Amounts [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Leasehold property carrying amount		$ 549,294		$ 569,148